Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-52994
Entity Registrant Name	THE OLB GROUP, INC.
Entity Central Index Key	0001314196
Entity Tax Identification Number	13-4188568
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1120 Avenue of the Americas
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	278-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false